Fair Value Measurement	12 Months Ended
Apr. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
FAIR VALUE MEASUREMENT – We use the following classification of financial instruments pursuant to the fair value hierarchy methodologies for assets measured at fair value:

▪	Level 1 – inputs to the valuation are quoted prices in an active market for identical assets.

▪	Level 2 – inputs to the valuation include quoted prices for similar assets in active markets utilizing a third-party pricing service to determine fair value.

▪	Level 3 – valuation is based on significant inputs that are unobservable in the market and our own estimates of assumptions that we believe market participants would use in pricing the asset.
Assets measured on a recurring basis are initially measured at fair value and are required to be remeasured at fair value in the financial statements at each reporting date. There were no transfers between hierarchy levels during the fiscal years ended April 30, 2018 and 2017.
ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS – The carrying amounts and estimated fair values of our financial instruments are as follows:

(in 000s)
As of April 30,	2018		2017		Fair Value Hierarchy
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$1,544,944	$1,544,944	$1,011,331	$1,011,331	Level 1
Cash and cash equivalents - restricted	118,734	118,734	106,208	106,208	Level 1
Receivables, net - short-term	146,774	146,774	162,775	162,775	Level 1
Receivables, net - long-term	52,434	52,434	52,898	52,898	Level 1 and 3
Liabilities:
Long-term debt (excluding debt issuance costs)	—	1,548,121	1,502,735	1,569,033	Level 2
Contingent consideration	12,060	12,060	10,428	10,428	Level 3

Fair value estimates, methods and assumptions are set forth below. The fair value was not estimated for assets and liabilities that are not considered financial instruments.

▪	Cash and cash equivalents, including restricted - Fair value approximates the carrying amount.

▪
Receivables, net - short-term - For short-term balances the carrying values reported in the balance sheet approximate fair market value due to the relative short-term nature of the respective instruments.

▪
Receivables, net - long-term - The carrying values for the long-term portion of loans to franchisees approximate fair market value due to variable interest rates, low historical delinquency rates and franchise territories serving as collateral (Level 1). Long-term EA receivables are carried at net realizable value which approximates fair value (Level 3). Net realizable value is determined based on historical collection rates.

▪	Long-term debt - The fair value of our Senior Notes is based on quotes from multiple banks.

▪	Contingent consideration - Fair value approximates the carrying amount.